Depreciation and amortization	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Depreciation and amortization
12	Depreciation and amortization

	2022	2021	2020
	RMB million	RMB million	RMB million
Depreciation of property, plant and equipment	8,659	8,835	8,824
Depreciation of right-of-use assets	15,067	14,888	15,388
Other amortization	540	518	378

	24,266	24,241	24,590